Note 20 - Estimated Fair Value of Financial Instruments (Detail) - Quantitive Information about Level 3 Fair Value Measurements (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Discount Rate [Member]
Fair Value (in Dollars)	$ 901
Valuation Technique	Discounted cash flows
Unobservable Input	Discount rate (approximately)
Rates	15.00%
Weighted Default Probability For Deferring Issuers [Member]
Unobservable Input	Weighted default probability for deferring issuers (approximately)
Rates	60.00%
Recovery Rate on Deferring Issuers [Member] | Minimum [Member]
Rates	10.00%
Recovery Rate on Deferring Issuers [Member] | Maximum [Member]
Rates	15.00%
Recovery Rate on Deferring Issuers [Member]
Unobservable Input	Recovery rate on deferring issuers
Default Probability for Current Issuers [Member] | Minimum [Member]
Rates	0.33%
Default Probability for Current Issuers [Member] | Maximum [Member]
Rates	7.50%
Default Probability for Current Issuers [Member]
Unobservable Input	Default probability for current issuers